Notes to the consolidated statements of income - Research and development expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes to the consolidated statements of income
R&D expenses	€ 231,970	€ 228,624	€ 220,782